Loan Receivables - Schedule of Loan Receivables (Details)	12 Months Ended
	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Loan Receivables [Abstract]
Loan receivables, beginning
Additions	7,680,380	5,712,443
Repayment	(2,500,000)	(1,859,427)
Loan receivables, ending	$ 5,180,380	$ 3,853,016